Changes in Accounting Policies - Additional Information (Detail) - IFRS 9 financial instruments [member] - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Disclosure of changes in accounting policies [line items]
Financing fees	$ 260
Deferred financing costs		$ 260